Business and Non-Current Asset Disposals - Summary of Business and Non-Current Asset Disposals (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets		$ 235	$ 201	$ 826
- cash and cash equivalents		31	7	50
- working capital and provisions		25	29	93
- current tax		0		(1)
- lease liabilities		(20)	(44)	(86)
- deferred tax		1	(3)	(3)
- retirement benefit obligations		(1)	(1)	(2)
- non-controlling interests		0	(6)
Net assets disposed		271	183	877
Reclassification of currency translation effects on disposal		29	13	263
Total		300	196	1,140
Proceeds from disposals (net of disposal costs)		419	205	951
Profit/(loss) on disposals from continuing operations		119	9	(189)
(Loss)/profit on disposals from discontinued operations (note 3)		0		(2)
Total Group profit/(loss) on disposals		119	9	(191)
Proceeds from disposals from continuing operations		419	205	951
Less: cash and cash equivalents disposed		(31)	(7)	(50)
Less: deferred proceeds arising on disposal (note 19)	[1]	(1)	(14)	(302)
Net cash inflow arising on disposal from continuing operations		387	184	599
Net cash inflow arising on disposal from discontinued operations		0		1,744
Total Group net cash inflow arising on disposal		387	184	2,343
Business Disposals [member]
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets		135	74	669
- cash and cash equivalents		31	7	50
- working capital and provisions		25	29	93
- current tax		0		(1)
- lease liabilities		(3)	(12)	(53)
- deferred tax		1	(3)	(3)
- retirement benefit obligations		(1)	(1)	(2)
- non-controlling interests		0	(6)
Net assets disposed		188	88	753
Reclassification of currency translation effects on disposal		29	13	263
Total		217	101	1,016
Proceeds from disposals (net of disposal costs)		295	77	787
Profit/(loss) on disposals from continuing operations		78	(24)	(229)
(Loss)/profit on disposals from discontinued operations (note 3)		0		(5)
Total Group profit/(loss) on disposals		78	(24)	(234)
Proceeds from disposals from continuing operations		295	77	787
Less: cash and cash equivalents disposed		(31)	(7)	(50)
Less: deferred proceeds arising on disposal (note 19)	[1]	(1)	(14)	(302)
Net cash inflow arising on disposal from continuing operations		263	56	435
Net cash inflow arising on disposal from discontinued operations		0		1,743
Total Group net cash inflow arising on disposal		263	56	2,178
Disposal of other non-current assets [member]
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets		100	127	157
- cash and cash equivalents		0
- working capital and provisions		0
- current tax		0
- lease liabilities		(17)	(32)	(33)
- deferred tax		0
- retirement benefit obligations		0
- non-controlling interests		0
Net assets disposed		83	95	124
Reclassification of currency translation effects on disposal		0
Total		83	95	124
Proceeds from disposals (net of disposal costs)		124	128	164
Profit/(loss) on disposals from continuing operations		41	33	40
(Loss)/profit on disposals from discontinued operations (note 3)		0		3
Total Group profit/(loss) on disposals		41	33	43
Proceeds from disposals from continuing operations		124	128	164
Less: cash and cash equivalents disposed		0
Less: deferred proceeds arising on disposal (note 19)	[1]	0
Net cash inflow arising on disposal from continuing operations		124	128	164
Net cash inflow arising on disposal from discontinued operations		0		1
Total Group net cash inflow arising on disposal		$ 124	$ 128	$ 165

[1]	On 31 December 2019, CRH completed the sale of the Group’s 50% stake in its joint venture in India, My Home Industries Limited (MHIL), for deferred proceeds of $0.3 billion which will be received in several agreed tranches.